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            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

1.     Name and address of issuer:

       Navigator Money Market Fund, Inc.
       200 Gibraltar Road
       Horsham, PA 19044

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2.     Name of each series or class of funds for which this notice is filed:

       Shares of Common Stock (par value $.001 per share)

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3.     Investment Company Act File Number:  811-4306

       Securities Act File Number:  2-97840

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4.     Last day of fiscal year for which this notice is filed:

       February 28, 1997

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5.     Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

       N/A
                                                                             [ ]

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6.     Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

       N/A

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7.     Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       None

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8.     Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

       None

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9.     Number and aggregate sale price of securities sold during the fiscal year:

       708,212,028 Shares @ $708,212,028  (See Attached Schedule)

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10.    Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       708,212,028 Shares @ $708,212,028  (See Attached Schedule)

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11.    Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Included in Item 9 above

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12.    Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                    $708,212,028
                                                                    ------------

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                   +        --
                                                                    ------------

       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                   -$695,725,517
                                                                    ------------

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                   +         0
                                                                    ------------

       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                                    $ 12,486,511
                                                                    ------------

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                   x 1/3,300
                                                                    ------------

       (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                    $   3,783.79
                                                                    ============


INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.





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13.    Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             [X]


       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

       April 29, 1997





                                   SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)        * /s/ Gerald J. Wills
                                  -------------------------------
                                  Gerald J. Wills, Vice President, Treasurer
                                  and Assistant Secretary



Dated:  April 29, 1997

  * Please print the name and title of the signing officer below the signature.





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                         NAVIGATOR MONEY MARKET FUND

                                   SCHEDULE




                 PROCEEDS                                             AGGREGATE
   SHARES      FROM SALE OF       DRP       DRP         SHARES       REDEMPTION
    SOLD          SHARES        SHARES     VALUE       REDEEMED         PRICE
707,669,816    $707,669,816    542,212    $542,212    695,725,517   $695,725,517


AGGREGATE SALES                             SALES IN RELIANCE ON 24F-2

708,212,028 shares @ $708,212,028           708,212,028 shares @ $708,212,028




Computation of Fee:          ($708,212,028  - 695,725,517) /3,300 = $3,783.79








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                   [Letterhead of Morgan, Lewis & Bockius LLP]


April 29, 1997


Navigator Money Market Fund, Inc.
200 Gibraltar Road
Horsham, PA   19044


Re:    Rule 24f-2 Notice for Navigator Money Market
       Fund, Inc. (Registration No. 2-97840)

Gentlemen:

We have acted as counsel for Navigator Money Market Fund, Inc. (the "Fund") during the fiscal year ended February 28, 1997 (the "Fiscal Year"). During the Fiscal Year there were 708,212,028 shares of common stock of the Fund sold in reliance upon registration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and no shares were registered other than pursuant to Rule 24f-2.

In giving the opinion stated below, we have reviewed the Fund's Articles of Incorporation, its By-Laws, resolutions adopted by its Board of Directors and shareholders and such other times during the Fiscal year, the Fund was authorized to issue 2,000,000,000 shares of common stock.

Based on the foregoing, we are of the opinion that the aforementioned shares of common stock of the Fund registered pursuant to Rule 24f-2 during the Fiscal Year were, when issued for payment as described in the Fund's prospectus, legally issued, fully paid and non-assessable for the Fund.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule 24f-2 Notice.

Very truly yours,

/s/ Morgan, Lewis & Bockius LLP





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